UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05410

Voya Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2016 to August 31, 2016

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

August 31, 2016

Voya Prime Rate Trust

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This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT

voyainvestments.com

Voya Prime Rate Trust

SEMI-ANNUAL REPORT

August 31, 2016

Table of Contents

Portfolio Managers' Report	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	11
Financial Highlights	12
Notes to Financial Statements	14
Portfolio of Investments	23
Shareholder Meeting Information	42
Additional Information	43

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Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

Voya Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2016
Net Assets	$843,817,244
Total Assets	$1,251,748,929
Assets Invested in Senior Loans	$1,229,943,478
Senior Loans Represented	386
Average Amount Outstanding per Loan	$3,186,382
Industries Represented	35
Average Loan Amount per Industry	$35,141,242
Portfolio Turnover Rate (YTD)	25%
Weighted Average Days to Interest Rate Reset	39
Average Loan Final Maturity	57 months
Total Leverage as a Percentage of Total Assets	27.70%

PERFORMANCE SUMMARY

The Trust declared $0.08 of dividends during the second fiscal quarter and $0.16 during the six months ended August 31, 2016. Based on the average month-end net asset value ("NAV") per share of $5.66 for the second fiscal quarter and $5.59 for the six-month period, the annualized distribution rate(1) was 5.62% for the second fiscal quarter and 5.64% for the six-month period. The Trust's total return for the second fiscal quarter, based on NAV(4), was 2.44%(2) versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(3) of 2.21% for the same quarter. For the six months ended August 31, 2016, the Trust's total return, based on NAV(4), was 9.85%(2), versus a total return on the Index of 8.07%. The total market value return(4) for the Trust's Common Shares during the second fiscal quarter was 4.72% and for the six months period ended August 31, 2016 was 17.15%.

PORTFOLIO SPECIFICS

The focus on market liquidity and slowing global economies dominated headlines during the opening months of 2016, with a shift toward more positive sentiment starting in March. This resulted in a

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period using the 30/360 convention and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

(2)  The Trust's performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower.

(3)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

(4)  The total return is based on full reinvestment of dividends.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

pronounced recovery across most major asset classes, including loans. The collateralized loan obligation market, which essentially was closed to new issuance in January and February, reopened in the spring as part of the larger loan market resurgence, adding increased demand and driving up loan prices.

Issuer-friendly terrain marked most of the last few months of the period, but anticipation of the U.K. referendum slowed the market's opportunistic bent. The surprise outcome further impacted new issue activity despite the technical landscape remaining fundamentally the same. European borrowers and U.S. borrowers with sizeable European exposure felt the greatest impact of the vote, while issues rated CCC generally, as is typical in times of notable volatility, underperformed the broader market (this was a change of pace after earlier in the spring when par bids were leveling off and the market looked to lower quality loans for higher yields and potential returns). At the close of the period, market fears had faded and loan mark levels were back to pre-vote levels less than two weeks after the U.K. elected to leave the European Union. Sentiment in the loan market remained positive, with the secondary market pushing further upward and strengthening market conditions resulting in outperformance versus the Index for riskier names, including commodities-related loans, second lien loans, and lower rated credits through the end of the period.

From a fundamentals perspective, trailing default activity remained low. The trailing twelve-month Index default rate, as measured by principal amount, ended August at 1.98%.

The Trust outperformed the Index over the six-month period, primarily the result of the use of leverage in an environment marked by improving prices and investor sentiment. Leverage was in line with historical levels and the use of leverage continues to be evaluated in conjunction with both fundamental risk and short term technical price movements.

Although there were a number of contributors from a sector perspective, the most significant relative contributors were attributed to selection in the telecommunications, automotive and leisure goods/activities/movies sectors, with the largest individual loan contributors including Avaya Inc., Syniverse Technologies, LLC, Fram Group Holdings Inc. and Federal-Mogul Corporation. Detractors relative to the Index were primarily due to the Trust's underweight positions in oil and gas, nonferrous metals/minerals and steel, as well as avoidance of some of the highest performers in those sectors (namely, Fortescue Metals Group, Fieldwood Energy LLC, Ocean Rig UDW, Murray Energy, Arch Coal Inc and Peabody Energy Corp.).

TOP TEN SENIOR LOAN ISSUERS
AS OF AUGUST 31, 2016
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Dell International LLC	1.9%	2.8%
Asurion, LLC	1.1%	1.6%
PetSmart, Inc.	1.0%	1.5%
Advantage Sales & Marketing, Inc.	1.0%	1.5%
BJs Wholesale Club	1.0%	1.5%
Univision Communications, Inc.	0.9%	1.4%
Gates Global LLC	0.9%	1.4%
Sedgwick Holdings, Inc.	0.9%	1.3%
Communications Sales & Leasing, Inc.	0.8%	1.2%
Amaya Gaming Group Inc.	0.8%	1.2%

TOP TEN INDUSTRIES
AS OF AUGUST 31, 2016
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Electronics/Electrical	13.9%	20.6%
Health Care	10.5%	15.5%
Retailers (Except Food & Drug)	7.6%	11.3%
Business Equipment & Services	6.9%	10.3%
Telecommunications	6.8%	10.0%
Diversified Insurance	5.0%	7.4%
Chemicals & Plastics	4.7%	7.0%
Lodging & Casinos	4.1%	6.1%
Automotive	3.9%	5.8%
Cable & Satellite Television	3.2%	4.7%

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

As of period-end, the weighted average coupon of the portfolio's loan assets, inclusive of LIBOR floors, was 4.97%, as compared to 4.90% for the Index. The Trust continues to be diversified, with 320 individual issuers and 35 different industry sectors represented. The average issuer exposure at period-end stood at 0.31% of assets under management ("AUM"), while the average industry exposure closed the fiscal year at 2.86% of AUM. Both measures were relatively unchanged from the prior reporting period.

OUTLOOK AND CURRENT STRATEGY

As the calendar year finishes out, we continue to expect an upcoming ceiling-effect for loans. With performing loans bid at par or higher now constituting 42% of the Index, and bids 99 or above comprising 68%, additional market price upside appears limited. The historical correlation between the pace of repayments and loan prices is in play once again with par plus prices mostly responsible for the growing rate of repayments during the past six months. Generally, we believe the market environment will continue to favor issuers. That said, risk premiums remain quite wide relative to historical standards, which in our opinion means the asset class needs neither additional market value upside nor any actual increase in short-term interest rates to be considered attractive.

Jeffrey A. Bakalar Managing Director Voya Investment Management Co. LLC	Daniel A. Norman Managing Director Voya Investment Management Co. LLC

Voya Prime Rate Trust
October 1, 2016

Ratings Distribution as of August 31, 2016
Ba	33.05%
B	60.92%
Caa and below	5.84%
Not rated*	0.19%

Loan ratings apply to the underlying holdings of the Trust and not the Trust itself. Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment-grade. When a loan is not rated by Moody's, it is designated as "Not Rated." Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended August 31, 2016
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	4.51%	4.62%	7.59%	4.24%
Based on Market Value	7.54%	1.13%	7.03%	3.94%
S&P/LSTA Leveraged Loan Index	3.88%	3.18%	5.16%	4.57%

The table above illustrates the total return of the Trust against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 336-3436 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
August 31, 2016	3.50%	5.80%	6.31%	5.57%	6.05%
May 31, 2016	3.50%	5.69%	6.32%	5.51%	6.12%
February 29, 2016	3.50%	5.94%	6.89%	5.93%	6.87%
November 30, 2015	3.25%	5.57%	6.13%	5.89%	6.48%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing the last regular dividend and distribution declared during the period using the 30/360 convention by the Trust's reporting period-end net asset value (in the case of NAV) or the reporting period-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

All Voya family of funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Trust's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: Prices of the Trust's investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal. The Trust invests a substantial portion of its assets in below investment-grade Senior Loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans and are subject to greater levels of credit and liquidity risks. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the net asset value will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on Common Shares. If short-term market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Trust's portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Trust's assets may decrease, which will cause the Trust's net asset value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate paid by such securities generally will decrease when the market rate of interest to which the inverse security is indexed increases. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

Market interest rates in the United States are at or near historic lows, which may increase the Trust's exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.

Leverage Risk: The use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the Common Shares. To the extent that the Trust is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the leverage. The Trust is subject to certain restrictions imposed by lenders to the Trust and may be subject to certain restrictions imposed by guidelines of one or more rating agencies which may issue ratings for debt or the Preferred Shares issued by the Trust. These restrictions are expected to impose asset coverage, fund composition requirements and limits on investment techniques, such as the use of financial derivative products that are more stringent than those imposed on the Trust by the 1940 Act. These restrictions could impede the manager from fully managing the Trust's portfolio in accordance with the Trust's investment objective and policies.

Voya Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2016 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,262,080,020)	$1,235,965,054
Cash	186,591
Foreign currencies at value (Cost $996,881)	987,234
Receivables:
Investment securities sold	7,376,701
Interest	6,782,194
Other fees	409
Unrealized appreciation on forward foreign currency contracts	390,597
Prepaid expenses	40,060
Other assets	20,089
Total assets	1,251,748,929
LIABILITIES:
Notes payable	346,700,000
Payable for investment securities purchased	59,731,016
Accrued interest payable	147,675
Payable for investment management fees	1,059,018
Payable to trustees under the deferred compensation plan (Note 6)	20,089
Accrued trustee fees	9,076
Unrealized depreciation on unfunded commitments	590
Other accrued expenses	264,221
Total liabilities	407,931,685
NET ASSETS	$843,817,244
Net assets value per common share outstanding (net assets divided by 147,787,691 shares of beneficial interest authorized and outstanding, no par value)	$5.71
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,097,464,804
Undistributed net investment income	2,534,807
Accumulated net realized loss	(230,460,322)
Net unrealized depreciation	(25,722,045)
NET ASSETS	$843,817,244

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2016 (Unaudited)

INVESTMENT INCOME:
Interest	$31,860,683
Dividends	306
Other fees	523,374
Total investment income	32,384,363
EXPENSES:
Investment management fees	6,172,005
Transfer agent fees	47,022
Interest expense	2,432,033
Custody and accounting expense	259,424
Professional fees	83,694
Shareholder reporting expense	134,350
Trustees fees	15,888
Miscellaneous expense	100,518
Total expenses	9,244,934
Net waived and reimbursed fees	(8,941)
Net expenses	9,235,993
Net investment income	23,148,370
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(7,422,700)
Forward foreign currency contracts	430
Foreign currency related transactions	(563,302)
Net realized loss	(7,985,572)
Net change in unrealized appreciation (depreciation) on:
Investments	59,843,493
Forward foreign currency contracts	(218,560)
Foreign currency related transactions	127,547
Unfunded commitments	1,853
Net change in unrealized appreciation (depreciation)	59,754,333
Net realized and unrealized gain	51,768,761
Increase in net assets resulting from operations	$74,917,131

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2016	Year Ended February 29, 2016
FROM OPERATIONS:
Net investment income	$23,148,370	$47,060,980
Net realized loss	(7,985,572)	(15,491,341)
Net change in unrealized appreciation (depreciation)	59,754,333	(66,887,257)
Increase (decrease) in net assets resulting from operations	74,917,131	(35,317,618)
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(23,276,550)	(48,917,716)
Decrease in net assets from distributions to common shareholders	(23,276,550)	(48,917,716)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets	51,640,581	(84,235,334)
NET ASSETS:
Beginning of year or period	792,176,663	876,411,997
End of year or period (including undistributed net investment income of $2,534,807 and $2,662,987 respectively)	$843,817,244	$792,176,663

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2016 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$30,997,116
Facility fees paid	(4,548)
Arrangement fees paid	(17,695)
Other income received	660,620
Interest paid	(2,389,550)
Other operating expenses paid	(6,870,721)
Purchases of securities	(326,549,180)
Proceeds on sale of securities	303,398,662
Net cash used by operating activities	(775,296)
Cash Flows From Financing Activities:
Distributions paid to common shareholders from net investment income (net of reinvestments)	(23,276,550)
Proceeds from notes payable	152,800,000
Repayment of notes payable	(130,400,000)
Net cash flows used in financing activities	(876,550)
Net decrease	(1,651,846)
Cash Impact From Foreign Exchange Fluctuations:
Cash impact from foreign exchange fluctuations	(9,358)
Cash and foreign currency balance
Net decrease in cash and foreign currency	(1,661,204)
Cash and foreign currency at beginning of period	2,835,029
Cash and foreign currency at end of period	$1,173,825
Reconciliation of Net increase in Net Assets Resulting from Operations To Net Cash Used by Operating Activities:
Net increase in net assets resulting from operations	$74,917,131
Adjustments to reconcile net increase in net assets resulting from operations to net cash used by operating activities:
Change in unrealized appreciation or depreciation on investments	(59,843,493)
Change in unrealized appreciation or depreciation on forward foreign currency contracts	218,560
Change in unrealized appreciation or depreciation on other assets and liablilities	(127,547)
Change in unrealized appreciation or depreciation on unfunded commitments	(1,853)
Accretion of discounts on investments	(1,380,446)
Amortization of premiums on investments	270,938
Net realized loss on sale of investments and foreign currency related transactions	7,985,572
Purchases of securities	(326,549,180)
Proceeds on sale of securities	303,398,662
Decrease in other assets	35
Decrease in interest and other receivable	245,941
Increase in prepaid arrangement fees on notes payable	(17,695)
Increase in prepaid expenses	(4,548)
Increase in accrued interest payable	42,483
Increase in payable for investment management fees	122,427
Increase in accrued trustees fees	916
Decrease in other accrued expenses	(53,199)
Total adjustments	(75,692,427)
Net cash used by operating activities	$(775,296)

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance											Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders		Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses, prior to fee waivers and/or recoupments, if any(4)(7)	Expenses (before interest and other fees related to revolving credit facility)(4)(7)	Expenses, net of fee waivers and/or recoupments, if any(4)(7)	Net investment income (loss)(4)(7)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
Voya Prime Rate Trust
08-31-16	5.36	0.16	0.35	—		—	0.51	(0.16)	—	(0.16)	5.71	5.26	9.85		17.15		2.21	1.63	2.21	5.54	843,817	25
02-29-16	5.93	0.32	(0.56)	—		—	(0.24)	(0.33)	—	(0.33)	5.36	4.63	(3.72)		(10.17)		2.08	1.61	2.08	5.54	792,177	44
02-28-15	6.08	0.33	(0.13)	—		—	0.20	(0.35)	—	(0.35)	5.93	5.49	3.83		(0.44)		2.10	1.64	2.09	5.58	876,412	68
02-28-14	6.02	0.40	0.07	—		—	0.47	(0.40)	(0.01)	(0.41)	6.08	5.87	8.15		(4.04)		2.15	1.65	2.15	6.47	898,254	96
02-28-13	5.79	0.46	0.19	—		—	0.65	(0.42)	—	(0.42)	6.02	6.55	11.72		27.73		2.14	1.63	2.14	7.76	887,047	93
02-29-12	6.08	0.35	(0.32)	(0.00	)*	—	0.03	(0.32)	—	(0.32)	5.79	5.51	0.81		(3.11)		2.20	1.67	2.20	6.07	851,278	81
02-28-11	5.72	0.30	0.38	(0.00	)*	—	0.68	(0.30)	(0.02)	(0.32)	6.08	6.02	12.32		7.09		1.93	1.59	1.93	4.87	893,661	60
02-28-10	3.81	0.28	1.95	(0.00	)*	—	2.23	(0.32)	—	(0.32)	5.72	5.94	60.70		81.66		1.99 (6)	1.77 (6)	1.93	5.56	830,785	38
02-28-09	6.11	0.46	(2.29)	(0.06)		—	(1.89)	(0.41)	—	(0.47)	3.81	3.50	(31.93	) (5)	(32.03	) (5)	3.01	1.95	3.01	7.86	552,840	10
02-29-08	7.65	0.75	(1.57)	(0.16)		—	(0.98)	(0.56)	—	(0.72)	6.11	5.64	(13.28)		(17.25)		4.36	2.20	4.36	10.35	886,976	60
02-28-07	7.59	0.71	0.06	(0.16)		—	0.61	(0.55)	—	(0.71)	7.65	7.40	8.85		13.84		4.62	2.21	4.62	9.42	1,109,539	60

(1)  Total investment return calculations are attributable to Common Shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(4)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to 1.05% of Managed Assets plus 0.15% of average daily net assets.

(5)  There was no impact on total return due to payments by affiliates.

(6)  Includes excise tax fully reimbursed by the Investment Adviser.

(7)  Annualized for periods less than one year.

*  Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets plus borrowings				Supplemental data
	Expenses (before interest and other fees related to revolving credit facility)(2)	Expenses, prior to fee waivers and/or recoupments, if any(2)	Expenses, net of fee waivers and/or recoupments, if any(2)	Net investment income (loss)(2)	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(a)	Borrowings at end of period	Asset coverage per $1,000 of debt(a)	Average borrowings	Common Shares outstanding at end of year or period
Year or period ended	(%)	(%)	(%)	(%)	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
Voya Prime Rate Trust
08-31-16	1.16	1.57	1.57	3.94	—	—	3	346,700	3,434	336,752	147,788
02-29-16	1.15	1.50	1.50	3.98	—	—	3	324,300	3,443	331,738	147,788
02-28-15	1.16	1.49	1.48	3.95	—	—	4	323,500	3,709	362,490	147,788
02-28-14	1.15	1.50	1.50	4.51	—	—	3	407,000	3,207	387,979	147,788
02-28-13	1.17	1.53	1.53	5.55	—	—	3	370,600	3,394	345,145	147,427
02-29-12	1.24	1.64	1.64	4.51	—	—	3	364,000	3,339	293,444	147,116
02-28-11	1.39	1.68	1.68	4.26	100,000	25,000	102,850	187,000	6,314	122,641	146,954
02-28-10	1.67 (1)	1.87 (1)	1.81	5.23	200,000	25,000	98,400	83,000	13,419	46,416	145,210
02-28-09	1.54	2.37	2.37	6.21	225,000	25,000	70,175	81,000	10,603	227,891	145,178
02-29-08	1.60	3.17	3.17	7.53	450,000	25,000	53,125	338,000	4,956	391,475	145,094
02-28-07	1.56	3.25	3.25	6.63	450,000	25,000	62,925	281,000	6,550	459,982	145,033

(a)  Asset coverage ratios, for fiscal periods beginning after 2011, is presented to represent the coverage available to each $1,000 of borrowings. Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and Preferred Shares expressed in relation to each $1,000 of borrowings and Preferred Shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any Preferred Shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and Preferred Shares, expressed in relation to the per share liquidation price of the Preferred Shares.

(1)  Includes excise tax fully reimbursed by the Investment Adviser.

(2)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2016 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests at least 80% of its assets (plus borrowings for investment purposes) in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. The investment objective of the Trust is described in the Trust's prospectus.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Trust. The Investment Adviser has engaged Voya Investment Management Co. LLC ("Voya IM" or the "Sub-Adviser"), a Delaware limited liability company, to serve as the Sub-Adviser to the Trust.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements. The Trust is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Senior Loan and Other Security Valuation. The Trust is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per Common Share of the Trust is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per Common Share of the Trust is calculated by dividing the value of the Trust's loan assets plus all cash and other assets (including accrued expenses but excluding capital and surplus) attributable to the Common Shares by the number of Common Shares outstanding. The NAV per Common Share is made available for publication. On days when the Trust is closed for business, Trust shares will not be priced and the Trust does not transact purchase and redemption orders. To the extent the Trust's assets are traded in other markets on days when the Trust does not price its shares, the value of the Trust's assets will likely change and you will not be able to purchase or redeem shares of the Trust.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Trust will determine a fair value for the relevant asset in accordance with procedures adopted by the Trust's Board of Trustees ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Trust's forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Trust may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Trust's valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Trust. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Trust's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in the Trust.

Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

observable are classified as "Level 2" and unobservable inputs, including the Sub-Adviser's or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Trust's assets and liabilities. A reconciliation of Level 3 investments is presented only when the Trust has a significant amount of Level 3 investments.

For the period ended August 31, 2016, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on the trade date (date the order to buy or sell is executed). The unfunded portion of revolver and delayed draw loans are booked once that portion becomes funded. Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported on the Statement of Operations.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Contracts. The Trust has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Trust agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Trust's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

For the period ended August 31, 2016, the Trust had an average quarterly contract amount on forward foreign currency contracts to sell of $25,090,120. Please refer to the table following the Portfolio of Investments for open forward foreign currency contracts to sell at August 31, 2016.

E.  When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Trust may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

G.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. Distributions

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Trust records distributions to its shareholders on the ex-dividend date.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

J.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Reinvestment Program (the "Program"), BNY Mellon Investment Servicing (U.S.) Inc. ("BNY"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's Common Shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

K.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the period ended August 31, 2016, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $370,739,115 and $300,588,336, respectively. At August 31, 2016, the Trust held senior loans valued at $1,229,943,478 representing 99.5% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Common and Preferred Shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2016 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Ascend Media (Residual Interest)	01/05/10	$—
Lincoln Paper & Tissue LLC (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
Total Restricted Securities (fair value $0 at August 31, 2016)		$—

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Trust has entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Trust. The Investment Adviser oversees all investment advisory and portfolio management services for the Trust and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Trust, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 1.05% of the Trust's managed assets. For purposes of the Management Agreement, managed assets ("Managed Assets") are defined as the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding Preferred Shares).

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to 1.05% of Managed Assets plus 0.15% of average daily net assets.

The Investment Adviser may at a later date recoup from the Trust for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Trust's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

The expense limitation agreement is contractual through July 1, 2017 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

As of August 31, 2016, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

August 31,
2017	2018	2019	Total
$16,664	$24,756	$8,941	$50,361

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2016 (Unaudited) (continued)

NOTE 6 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Trust has adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees' fees that they are entitled to receive from the Trust. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the "Notional Funds"). The Trust purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees' deferred fees, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other assets" on the accompanying Statement of Assets and Liabilities. Deferral of trustees' fees under the DC Plan will not affect net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Trust may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers) and/or have a common sub-adviser. These interfund transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the period ended August 31, 2016, the Trust did not engage in such purchase and sales transactions.

NOTE 7 — COMMITMENTS

Effective July 18, 2016, the Trust has entered into a $414 million 364-day revolving credit agreement which matures July 17, 2017, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid arrangement fees are amortized over the term of the agreement. Prior to July 18, 2016, the revolving credit agreement was $440 million. The amount of borrowings outstanding at August 31, 2016, was $347 million. Weighted average interest rate on outstanding borrowings during the year was 1.47%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 27.7% of total assets at August 31, 2016. Average borrowings for the period ended August 31, 2016 were $336,752,174 and the average annualized interest rate was 1.43% excluding other fees related to the unused portion of the facility, and other fees.

NOTE 8 — RIGHTS AND OTHER OFFERINGS

As of August 31, 2016, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Kenan Advantage Group, Inc.	$145,213

The net unrealized depreciation on this commitment of $590 as of August 31, 2016 is reported as such on the Statement of Assets and Liabilities.

As of August 31, 2016, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
6/30/2015	25,000,000	22,368,353
6/30/2015	5,000,000	5,000,000

As of August 31, 2016 the Trust had no Preferred Shares outstanding. The Trust may consider issuing Preferred Shares during the current fiscal year or in the future.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2016 (Unaudited) (continued)

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of August 31, 2016, the Trust held no subordinated loans or unsecured loans.

NOTE 10 — CAPITAL SHARES

There was no capital shares activity during the period ended August 31, 2016 and during the year ended February 29, 2016.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2016	Year Ended February 29, 2016
Ordinary Income	Ordinary Income
$23,276,550	$48,917,716

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 29, 2016 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Trust's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

Undistributed	Post-October	Unrealized	Capital Loss Carryforwards
Ordinary	Capital Losses	Appreciation/
Income	Deferred	(Depreciation)	Amount	Character	Expiration
$3,288,770	$(5,674,350)	$(86,107,924)	$(41,585,301)	Short-term	2017
			(125,812,939)	Short-term	2018
			(24,760,715)	Short-term	2019
			(24,619,056)	Long-term	None
			$(216,778,011)

The Trust's major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2016, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2016 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to August 31, 2016, the Trust paid the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.027	8/31/16	9/12/16	9/22/16
$0.027	9/30/16	10/10/16	10/24/16

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2016 (UNAUDITED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 145.8%
	Aerospace & Defense: 0.4%
1,042,105	Transdigm, Inc., Term Loan F (DD), 3.839%, 06/15/23	$1,038,849	0.1
880,178	Transdigm, Inc., Term Loan F (Rolled), 3.839%, 06/15/23	877,153	0.1
1,157,895	Transdigm, Inc., Term Loan F, 3.839%, 06/15/23	1,154,276	0.2
		3,070,278	0.4
	Automotive: 5.8%
1,975,000	BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	1,965,743	0.2
78,926	Cooper-Standard Automotive Inc., Term Loan B, 4.000%, 04/01/21	79,345	0.0
2,955,000	Dealer Tire, LLC, Term Loan B, 5.500%, 12/22/21	2,958,694	0.3
3,184,937	Dynacast International LLC, First Lien Term Loan, 4.500%, 01/15/22	3,190,909	0.4
2,081,242	Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	1,989,755	0.2
3,632,201	Fram Group Holdings Inc., First Lien Term Loan, 7.000%, 07/31/17	3,448,775	0.4
1,477,215	Fram Group Holdings Inc., Second Lien Term Loan, 11.000%, 01/29/18	1,277,791	0.2
11,619,737	Gates Global LLC, First Lien Secured Term Loan, 4.250%, 07/05/21	11,457,548	1.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,493,750		KAR Auction Services, Inc., Term Loan B-3, 4.339%, 03/09/23	$2,531,937	0.3
	1,649,363		Key Safety Systems, Inc., First Lien Term Loan, 5.500%, 08/29/21	1,653,487	0.2
EUR	1,237,500		Metaldyne Performance Group, Euro Term Loan B, 3.750%, 10/20/21	1,385,978	0.2
	5,862,479		Metaldyne Performance Group, Term Loan B, 3.750%, 10/20/21	5,876,221	0.7
	3,044,500		NN, Inc., Upsized Term Loan B, 5.750%, 10/19/22	3,038,158	0.4
	4,591,256		Service King, Upsized Term Loan B, 4.500%, 08/18/21	4,611,342	0.5
	3,399,313		TI Group Automotive Systems, L.L.C., Term Loan B, 4.500%, 06/30/22	3,412,060	0.4
				48,877,743	5.8
			Beverage & Tobacco: 0.8%
EUR	3,596,359		Jacobs Douwe Egberts, Term Loan B-1 EUR, 4.339%, 07/02/22	4,062,960	0.5
	2,484,867		Jacobs Douwe Egberts,Term Loan B-1 USD, 4.339%, 07/02/22	2,484,867	0.3
				6,547,827	0.8
			Building & Development: 1.7%
	4,667,415	(1)	Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 4.500%, 05/28/21	4,696,470	0.6
	1,755,448		Minimax Viking GmbH,Facility B1 Loan, 4.000%, 08/16/20	1,768,614	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Building & Development (continued)
2,774,646	NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	$2,778,547	0.3
2,000,000	Quikrete Holdings, Term Loan B, 4.000%, 09/28/20	2,009,584	0.3
859,375	Ventia Service (fka Leighton), Upsized Term Loan B, 5.000%, 05/21/22	864,746	0.1
1,900,000	Zekelman Industries, Inc. (fka JMC Steel), Term Loan B, 6.000%, 06/14/21	1,915,437	0.2
		14,033,398	1.7
	Business Equipment & Services: 10.3%
5,290,925	Acosta, Inc., New Term Loan B, 4.250%, 09/26/21	5,176,287	0.6
10,065,264	Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/23/21	10,006,130	1.2
2,900,000	Advantage Sales & Marketing, Inc., Second Lien Term Loan, 7.500%, 07/25/22	2,756,209	0.3
7,155,962	AlixPartners LLP, Term Loan B, 4.500%, 07/28/22	7,202,176	0.9
1,945,000	Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	1,942,569	0.2
1,485,000	Boyd Corporation, First Lien Term Loan, 5.250%, 04/15/22	1,467,985	0.2
7,366,218	Coinmach Service Corp., Upsized Term Loan, 4.250%, 11/14/19	7,304,069	0.9
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,297,248		First American Payment Systems, First Lien Term Loan, 5.750%, 10/12/18	$2,265,661	0.3
	1,631,261		First American Payment Systems, Second Lien, 10.750%, 04/12/19	1,578,245	0.2
	2,872,824		First Data Corporation, 2021 Dollar Term Loan, 4.839%, 03/24/21	2,889,799	0.3
	3,825,000		First Data Corporation, Term Loan July 2022 Add-On, 4.589%, 07/08/22	3,845,188	0.5
EUR	1,500,000	(1)	Foncia Groupe SAS, Term Loan B, 5.589%, 09/21/23	1,690,804	0.2
EUR	1,300,000	(1)	ION Trading Technologies Limited, Tranche B-1 Euro Term Loans, 4.250%, 07/31/23	1,462,411	0.2
	3,071,266		iQor, First Lien Term Loan, 6.000%, 04/01/21	2,633,611	0.3
	2,500,000		iQor, Second Lien Term Loan, 9.750%, 04/01/22	1,812,500	0.2
	4,946,416		Knowledge Universe Education, LLC, First Lien Term Loan, 6.000%, 08/13/22	4,971,148	0.6
	2,915,500		Learning Care Group, Term Loan, 5.000%, 05/05/21	2,922,789	0.3
	3,317,523		Legal Shield, First Lien Term Loan, 6.500%, 07/01/19	3,325,817	0.4
	2,000,000		Legal Shield, Second Lien Term Loan, 10.250%, 07/01/20	1,995,000	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Business Equipment & Services (continued)
2,554,500	Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	$2,005,283	0.2
2,244,375	Solera Management, USD Term Loan B, 5.750%, 03/03/23	2,262,085	0.3
4,761,219	SourceHOV, First Lien Term Loan, 7.750%, 10/31/19	3,794,096	0.4
2,300,000	SourceHOV, Second Lien Term Loan, 11.500%, 04/30/20	1,341,666	0.2
4,303,617	SurveyMonkey.com, LLC, Term Loan B, 6.250%, 02/07/19	4,271,340	0.5
140,162	Wash Multi-Family Services, CAD First Lien Term Loan, 4.250%, 05/26/22	139,987	0.0
800,336	Wash Multi-Family Services, USD First Lien Term Loan, 4.250%, 05/26/22	799,335	0.1
5,100,000	West Corp, Term Loan B-12, 3.839%, 06/30/23	5,122,950	0.6
		86,985,140	10.3
	Cable & Satellite Television: 4.7%
3,591,000	Charter Communications Operating, LLC, Term Loan I, 3.589%, 01/24/23	3,613,724	0.4
3,280,613	Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.500%, 01/07/22	3,242,338	0.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	250,000		Liberty Cablevision of Puerto Rico LLC., Second Lien Facility, 7.750%, 07/07/23	$239,844	0.0
	984,798		New Wave Communications, Term Loan B with Add On, 4.750%, 04/30/20	979,874	0.1
EUR	997,500		Numericable (YPSO France SAS), Term Loan B7 EUR, 4.589%, 04/12/23	1,123,192	0.1
	2,144,625		Numericable (YPSO France SAS), Term Loan B7 USD, 5.089%, 01/08/24	2,158,565	0.3
	2,977,500		Numericable (YPSO France SAS),USD Add On, 4.652%, 07/31/22	2,983,881	0.4
	7,129,081		RCN Cable, Term Loan B, 4.250%, 02/25/20	7,143,339	0.9
	1,300,000		Telenet Group Holding NV, Term Loan AD, 4.339%, 06/30/24	1,306,094	0.2
	2,000,000		UPC Financing Partnership, Term Loan AN, 3.839%, 08/31/24	1,997,500	0.2
GBP	2,750,000		Virgin Media Investment Holdings Limited, Term Loan E (GBP), 4.339%, 06/30/23	3,617,932	0.4
	910,000	(1)	WaveDivision Holdings LLC, New Term Loan B, 4.000%, 10/15/19	911,706	0.1
	8,000,000	(1)	Wideopenwest Finance, LLC, 2016 Term Loan B, 4.500%, 08/15/23	7,978,000	0.9
EUR	2,250,000	(1)	Ziggo N.V., Term Loan C EUR, 4.589%, 08/15/24	2,506,430	0.3
				39,802,419	4.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Chemicals & Plastics: 7.0%
EUR	1,250,000	(1)	Allnex S.a.r.l. (Monarch), Term B-1 facility, 5.089%, 05/30/23	$1,414,792	0.2
	784,195	(1)	Allnex S.a.r.l. (Monarch), Term B-2 Facility, 5.089%, 05/30/23	789,342	0.1
	590,805	(1)	Allnex S.a.r.l. (Monarch), Term B-3 Facility, 5.089%, 05/30/23	594,682	0.1
	1,569,933		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	1,570,914	0.2
	814,558		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	815,067	0.1
	997,388		Aruba Investments, Inc (a.k.a Angus Chemical),US Term Loan, 4.500%, 02/02/22	994,678	0.1
	5,000,000	(1)	Avantor Performance Materials, First Lien Term Loan, 6.000%, 06/17/22	4,998,960	0.6
	580,000		Avantor Performance Materials, Second Lien Term Loan, 10.500%, 06/17/23	574,925	0.1
	3,167,130		Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/01/21	3,169,110	0.4
	1,000,000		Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/01/22	986,250	0.1
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,000,000		Flint Group Holdings S.A.R.L., Second Lien, 8.250%, 09/05/22	$1,890,000	0.2
	3,836,205		Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.500%, 09/07/21	3,817,024	0.5
	634,170		Flint Group Holdings S.A.R.L., USD Term Loan C, 4.500%, 09/07/21	632,584	0.1
	4,962,393		Ineos US Finance LLC, Incremental USD Term Loan, 4.250%, 03/31/22	4,978,520	0.6
EUR	1,950,000		Inovyn Finance plc, Term Loan B, 6.250%, 05/05/21	2,200,958	0.3
	6,000,000		Kraton Polymers LLC, Term Loan Facility, 6.000%, 01/06/22	6,000,534	0.7
	1,773,000		MacDermid, Inc. (a.k.a Platform Specialty Products Corp), Tranche B-2 Term Loan, 5.500%, 06/07/20	1,773,158	0.2
	830,179		MacDermid, Inc., First Lien Term Loan, 5.500%, 06/07/20	831,281	0.1
EUR	825,000		Novacap, EUR Term Loan B, 5.839%, 04/28/23	931,256	0.1
	1,950,000	(1)	Omnova Solutions Inc, Term Loan B, 5.250%, 08/24/23	1,942,688	0.2
	1,693,000		Orion Engineered Carbons, Term Loan B (USD), 4.750%, 07/25/21	1,696,705	0.2
	1,280,513		Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	1,221,289	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Chemicals & Plastics (continued)
765,000		PQ Corporation, Dollar Term Loan, 5.750%, 11/04/22	$770,977	0.1
2,452,744		Royal Adhesives & Sealants,First Lien Term Loan, 4.500%, 06/19/22	2,461,942	0.3
325,000		Royal Adhesives & Sealants,Second Lien Term Loan, 8.500%, 06/19/23	320,938	0.0
3,635,250		Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	3,609,974	0.4
3,940,000		Styrolution Group GmbH, Term Loan B-1 USD, 6.500%, 11/07/19	3,954,775	0.5
3,000,000	(1)	Tronox Pigments (Netherlands) BV, Term Loan, 4.500%, 03/19/20	2,964,750	0.3
996,422		Zep Inc, Term Loan, 5.500%, 06/27/22	1,000,781	0.1
			58,908,854	7.0
		Clothing/Textiles: 0.7%
4,925,570		Varsity Brands (fka Herff Jones, Inc.), First Lien Term Loan, 5.000%, 12/10/21	4,944,041	0.6
673,816		Vince, LLC, Term Loan, 5.750%, 11/27/19	641,809	0.1
			5,585,850	0.7
		Conglomerates: 0.9%
2,546,161		Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	2,455,984	0.3
600,000		Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	438,000	0.0
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,137,769	ServiceMaster Company, Term Loan, 4.250%, 07/01/21	$3,162,263	0.4
1,917,111	Waterpik, First Lien, 5.750%, 07/08/20	1,915,913	0.2
		7,972,160	0.9
	Containers & Glass Products: 3.3%
5,673,625	Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 10/01/21	5,686,039	0.7
630,000	Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/30/22	631,575	0.1
1,000,000	Berry Plastics Corporation, Term G Loan, 3.500%, 01/06/21	1,001,328	0.1
72,431	Constantia Flexibles, Term Loan B1 USD, 4.750%, 04/30/22	72,612	0.0
371,944	Constantia Flexibles, Term Loan B2 USD, 4.750%, 04/30/22	372,874	0.1
2,449,584	Husky Injection Molding Systems, Ltd., Incremental Term Loan, 4.250%, 06/30/21	2,444,226	0.3
924,384	Milacron LLC, Term Loan, 4.250%, 09/28/20	928,717	0.1
3,626,143	Otter Products, Term Loan B, 5.750%, 06/03/20	3,227,268	0.4
1,215,813	Peacock Engineering Company, LLC, First Lien Term Loan Facility, 5.250%, 07/27/22	1,209,226	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Containers & Glass Products (continued)
	1,986,691		Prolampac Intermediate Inc, First Lien Term Facility, 5.750%, 08/18/22	$1,978,000	0.2
	4,023,209		Reynolds Group Holdings Inc, USD Term Loan, 4.250%, 02/04/23	4,035,532	0.5
	2,666,250		SIG Combibloc Group AG, USD Term Loan, 4.250%, 03/10/22	2,673,153	0.3
EUR	3,000,000		Verallia SA, Term Loan B2, 4.500%, 10/31/22	3,382,116	0.4
				27,642,666	3.3
			Cosmetics/Toiletries: 0.5%
	4,365,000	(1)	Revlon Consumer Products Corporation, Term Loan B 2016, 4.339%, 07/20/23	4,372,796	0.5
			Diversified Insurance: 7.4%
	3,865,999		Acrisure, LLC, First Lien Term Loan, 6.500%, 05/19/22	3,864,793	0.5
	6,934,975		Alliant Holdings, I, LLC,Term Loan B, 4.500%, 08/14/22	6,913,303	0.8
	950,000		AmWINS Group, Inc., Second Lien Term Loan, 9.500%, 09/06/20	964,250	0.1
	6,996,186		AmWINS Group, Inc., Term Loan, 4.750%, 09/06/19	7,045,740	0.8
	4,482,347		Applied Systems Inc., First Lien Term Loan, 4.000%, 01/25/21	4,497,758	0.5
	1,890,671		Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/24/22	1,902,488	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,935,268	AssuredPartners, Inc., First Lien Term Loan, 5.750%, 10/21/22	$2,952,390	0.4
9,691,466	Hub International Limited, Term Loan B, 4.000%, 10/02/20	9,676,328	1.2
6,954,710	National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	6,948,499	0.8
3,293,879	Sedgwick Holdings, Inc., First Lien Term Loan, 3.750%, 03/01/21	3,255,999	0.4
7,900,000	Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	7,850,625	0.9
4,963,275	USI, Inc., Term Loan, 4.250%, 12/27/19	4,960,690	0.6
1,500,000	Vertafore, Inc., Term Loan B, 4.750%, 06/30/23	1,504,804	0.2
		62,337,667	7.4
	Drugs: 0.6%
931,251	Akorn, Inc., Term Loan, 5.250%, 04/16/21	942,892	0.1
979,947	Alvogen Pharma U.S., Term Loan B, 6.000%, 03/31/22	983,825	0.1
3,283,500	Endo Pharmaceuticals Holdings Inc., Term loan B, 3.839%, 09/26/22	3,271,187	0.4
		5,197,904	0.6
	Ecological Services & Equipment: 1.5%
5,127,122	4L Holdings Inc., Term Loan B, 5.500%, 05/08/20	4,575,957	0.5
6,502,183	ADS Waste Holdings, Inc., B-2, 3.839%, 10/09/19	6,498,119	0.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Ecological Services & Equipment (continued)
	1,234,375		Waste Industries USA, Inc., Term Loan B, 3.589%, 02/27/20	$1,238,811	0.2
				12,312,887	1.5
			Electronics/Electrical: 20.6%
	3,905,587		Accuvant Inc., First Lien Term Loan, 6.250%, 01/28/22	3,912,910	0.5
	2,876,276		Active Network, Inc., First Lien Term Loan, 5.500%, 11/13/20	2,864,290	0.3
	2,639,250		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/27/20	2,624,404	0.3
	700,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/27/21	688,625	0.1
	2,715,772		Aspect Software, Inc., Exit Term Loan, 10.500%, 05/24/20	2,661,457	0.3
	6,087,692		Avago Technologies (aka Broadcom), Term Loan B-3, 3.839%, 02/01/23	6,146,031	0.7
EUR	500,000	(1)	Avast Software B.V., Term Loan Euro, 5.500%, 09/20/22	566,300	0.1
	4,210,000	(1)	Avast Software B.V., Term Loan USD, 5.000%, 08/03/22	4,224,032	0.5
	1,900,000		Avast Software, Term Loan, 4.250%, 03/20/20	1,907,125	0.2
	6,742,267		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	6,661,359	0.8
	5,947,452		BMC Software, Inc., Term Loan U.S., 5.000%, 09/10/20	5,699,330	0.7
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,275,000	(1)	Cavium, Inc., Term Loan B, 3.839%, 08/15/22	$1,278,188	0.1
3,802,100		Compuware Corporation, Term Loan B-2, 6.250%, 12/15/21	3,726,058	0.4
14,755,000	(1)	Dell International LLC, Term Loan B, 4.089%, 06/02/23	14,833,393	1.8
8,756,535		Dell International LLC,Term B Loans, 4.089%, 04/29/20	8,766,701	1.0
2,198,004		ECI, Term Loan B, 5.750%, 05/28/21	2,199,377	0.3
775,000	(1)	Epicor Software Corporation, 08/16 Incremental Term Loan B, 5.000%, 06/01/22	765,071	0.1
3,465,000		Epicor Software Corporation, Term Loan B, 4.750%, 06/01/22	3,406,889	0.4
3,024,166		Epiq Systems, Inc., Term Loan, 4.589%, 08/27/20	3,024,166	0.4
510,000		Eze Castle Software, Inc., Incremental Term Loan, 4.500%, 04/04/20	509,363	0.1
980,625		Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/05/21	953,658	0.1
957,295		Eze Castle Software, Inc., Term Loan B-1, 4.000%, 04/06/20	956,098	0.1
9,008,799		Go Daddy Operating Company, LLC, Term Loan, 4.250%, 05/13/21	9,049,906	1.1
5,767,029		Hyland Software, Inc., First Lien Term Loan, 4.750%, 07/01/22	5,788,656	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
1,500,000		Hyland Software, Inc., Second Lien Term Loan, 8.250%, 06/30/23	$1,509,375	0.2
1,804,040		Infor (US), Inc., Term Loan B5, 3.750%, 06/03/20	1,786,564	0.2
6,054,250		Informatica Corporation, Term Loan B, 4.500%, 08/05/22	5,871,109	0.7
8,863,008		Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	8,909,397	1.0
1,343,250		Linxens,Term Loan B-1 USD, 5.000%, 10/16/22	1,344,369	0.2
2,698,189	(1)	M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.589%, 05/07/21	2,721,798	0.3
1,375,000		Micron Technology, Inc., Term Loan B, 6.839%, 04/26/22	1,392,556	0.2
1,705,937		Microsemi Corporation, Term Loan B, 3.839%, 01/15/23	1,720,197	0.2
2,020,831		NXP Semiconductors, Tranche B Loan, 3.839%, 12/07/20	2,035,987	0.2
575,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	529,959	0.1
4,050,000		ON Semiconductor Corporation, Term Loan B, 5.339%, 03/31/23	4,106,635	0.5
5,145,739		RedPrairie Corporation, First Lien Term Loan, 6.000%, 12/21/18	5,140,377	0.6
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
4,877,237		Riverbed Technology, Inc., First Lien Term Loan, 5.000%, 04/24/22	$4,911,875	0.6
993,738		Rovi Solutions Corporation, Term Loan B, 3.839%, 07/02/21	991,099	0.1
4,922,380		Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	4,145,570	0.5
6,100,000	(1)	SolarWinds Holdings, Inc., Term Loan, 5.500%, 02/05/23	6,147,659	0.7
3,319,675		SS&C Technologies Inc., Term Loan B-1, 4.089%, 07/08/22	3,346,053	0.4
422,920		SS&C Technologies Inc., Term Loan B-2, 4.089%, 07/08/22	426,281	0.0
4,914,046		TTM Technologies, Term Loan B, 6.000%, 05/31/21	4,895,618	0.6
4,907,700		Veritas Technologies Corporation, USD Term Loan B-1, 6.625%, 01/29/23	4,561,531	0.5
9,200,000		Western Digital, USD Term Loan B-1, 4.589%, 04/29/23	9,249,836	1.1
5,086,364		Zebra Technologies, Term Loan B, 4.089%, 10/27/21	5,136,037	0.6
			174,093,269	20.6
		Equity REITs and REOCs: 0.4%
3,150,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/30/20	3,176,671	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Financial Intermediaries: 2.7%
1,970,000	Duff & Phelps, Add On Term Loan, 4.750%, 04/23/20	$1,971,231	0.2
3,676,374	Duff & Phelps, Add-On Term Loan, 4.750%, 04/23/20	3,679,829	0.4
6,965,000	First Eagle Investment Management, Inc., Term Loan B, 4.839%, 12/01/22	6,938,881	0.8
5,370,146	LPL Holdings, Inc., Term Loan B New, 4.839%, 11/20/22	5,410,422	0.7
1,233,563	MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,171,500	0.2
3,491,250	NorthStar Asset Management, Term Loan B, 4.714%, 01/31/23	3,491,250	0.4
		22,663,113	2.7
	Food Products: 4.4%
4,548,462	Advance Pierre Foods, 1L Term Loan, 4.750%, 05/30/23	4,576,889	0.6
1,968,849	Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	1,973,771	0.2
6,418,623	CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	6,105,715	0.7
3,022,311	Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 02/18/21	2,769,193	0.3
3,700,000	Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	2,659,375	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
4,667,237	Hostess, First Lien Term Loan, 4.500%, 08/03/22	$4,695,572	0.6
5,970,000	JBS USA, Inc. (FKA Swift),Term Loan B, 4.000%, 10/30/22	5,972,490	0.7
6,284,524	Keurig Green Mountain, Inc., USD Term Loan B, 5.339%, 03/03/23	6,355,225	0.8
1,913,439	NPC International , Term Loan, 4.750%, 12/28/18	1,918,222	0.2
		37,026,452	4.4
	Food Service: 2.4%
3,726,139	CEC Entertainment, Inc., First Lien Term Loan, 4.000%, 02/14/21	3,659,769	0.4
2,158,462	Manitowoc Foodservice, Inc., Term Loan B, 5.750%, 03/03/23	2,189,464	0.3
2,997,613	P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	2,873,961	0.3
8,414,942	Restaurant Brands International (F.K.A. Burger King Corporation), Term Loan B, 3.750%, 12/10/21	8,462,276	1.0
3,500,000	US Foods, Inc., Term Loan B, 4.089%, 06/30/23	3,521,248	0.4
		20,706,718	2.4
	Food/Drug Retailers: 2.2%
4,507,889	Albertsons LLC, Term Loan B-4, 4.500%, 08/15/21	4,530,428	0.5
1,520,000	Albertsons LLC, Term Loan B-6, 4.750%, 06/22/23	1,529,880	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Food/Drug Retailers (continued)
1,220,000	NBTY, Inc., USD Term Loan B, 5.000%, 05/05/23	$1,221,983	0.2
2,453,781	Portillo Restaurant Group (The), First Lien Term Loan, 4.750%, 08/04/21	2,439,979	0.3
775,000	Portillo Restaurant Group (The), Second Lien Term Loan, 8.000%, 08/01/22	775,000	0.1
7,452,441	Supervalu, Term Loan, 5.500%, 03/21/19	7,464,342	0.9
305,044	TGI Friday's, Inc., First Lien Term Loan, 5.250%, 07/15/20	304,663	0.0
		18,266,275	2.2
	Forest Products: 0.2%
1,650,000	Blount International, Inc., Term Loan B USD, 7.250%, 04/12/23	1,670,625	0.2
	Health Care: 15.5%
2,288,500	Acadia, New Term Loan B, 4.589%, 02/16/23	2,304,709	0.3
1,621,748	Aegis Sciences, First Lien Term Loan, 5.500%, 02/24/21	1,475,791	0.2
7,880,462	Air Medical Group Holdings, Inc., Term Loan B, 4.250%, 04/28/22	7,774,573	0.9
1,000,000	ATI Physical Therapy, First Lien Term Loan, 5.500%, 05/10/23	1,005,833	0.1
2,514,317	CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	2,454,602	0.3
6,586,255	Catalent Pharma Solutions, Inc., USD Term Loan, 4.250%, 05/20/21	6,630,165	0.8
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
4,092,250	(1)	CHG Medical Staffing, Inc., First Lien Term Loan, 4.750%, 05/26/23	$4,116,975	0.5
6,956,854		CHS/Community Health Systems, Inc., Term Loan H, 4.000%, 01/27/21	6,676,646	0.8
1,683,000		Concentra Inc, Term Loan B, 4.000%, 06/01/22	1,689,311	0.2
6,259,719		Connolly / iHealth Technologies, First Lien, 4.500%, 05/14/21	6,289,453	0.7
218,113		Connolly / iHealth Technologies, Second Lien, 8.000%, 05/14/22	218,250	0.0
984,962		Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	586,053	0.1
3,682,264		DJO Finance LLC, First Lien Term Loan, 4.250%, 06/08/20	3,554,920	0.4
2,115,000		ExamWorks Group, Inc., First Lien Term Loan, 4.750%, 07/27/23	2,122,271	0.3
3,514,284		Healogics, Inc., First Lien Term Loan, 5.250%, 07/01/21	2,995,927	0.4
2,500,000		Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	2,200,000	0.3
7,019,763		Iasis Healthcare LLC, Term B-2 Loan, 4.500%, 05/03/18	6,958,340	0.8
3,749,562		Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	3,655,823	0.4
6,619,644		Kinetic Concepts, Inc., Dollar Term F, 5.000%, 11/01/20	6,659,362	0.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
849,057	Medpace Holdings, Inc., Term Loan B, 4.750%, 04/01/21	$849,587	0.1
3,410,000	Multiplan, Inc, First Lien Term Loan, 5.000%, 06/07/23	3,451,711	0.4
708,948	NAPA, First Lien Term Loan, 6.000%, 04/19/23	717,809	0.1
2,825,401	NVA Holdings, Inc., First Lien Term Loan, 4.750%, 08/15/21	2,828,933	0.3
2,132,847	Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	2,048,866	0.2
3,250,000	Patterson Medical Holdings, Inc., Upsized First Lien Term Loan, 5.750%, 08/28/22	3,250,000	0.4
4,195,316	Pharmaceutical Product Development, Inc.,Term B, 4.250%, 08/18/22	4,214,195	0.5
2,940,000	Phillips-Medisize Corporation, First Lien Term Loan, 4.750%, 06/16/21	2,944,287	0.3
750,000	Phillips-Medisize Corporation, Second Lien Term Loan, 8.250%, 06/16/22	750,000	0.1
1,425,000	Precyse, First Lien Term Loan, 6.500%, 10/20/22	1,430,344	0.2
3,200,000	Prospect Medical Holdings, Inc., Term Loan B, 7.000%, 07/01/22	3,161,920	0.4
2,294,250	Quorum Health, Term B, 6.750%, 04/29/22	2,193,877	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,908,564	Schumacher Group, First Lien Term Loan, 5.000%, 07/31/22	$2,925,835	0.3
2,094,750	Select Medical Corporation, Series F Tranche B, 6.000%, 03/03/21	2,114,388	0.2
5,241,332	Sivantos (Siemens Audiology),Term Loan B USD, 4.250%, 01/17/22	5,244,608	0.6
4,888,063	Sterigenics International LLC, Term Loan B, 4.250%, 05/08/22	4,888,063	0.6
5,780,099	Surgery Center Holdings, Inc., First Lien Term Loan, 5.250%, 11/03/20	5,790,936	0.7
1,086,250	Surgical Care Affiliates LLC, Term Loan B, 4.250%, 03/17/22	1,092,803	0.1
6,970,000	U.S. Renal Care, Inc., First Lien Term Loan, 5.250%, 12/30/22	6,811,433	0.8
2,812,320	Valeant Pharmaceuticals International, Inc., F1 Term Loan, 5.089%, 04/01/22	2,814,781	0.3
2,144,625	Vizient, Inc., Term loan B, 6.250%, 02/13/23	2,172,327	0.3
		131,065,707	15.5
	Home Furnishings: 2.2%
1,915,000	ADT fka Protection One, Inc., ADT First Lien Term Loan B-1, 4.750%, 05/02/22	1,931,277	0.2
9,031,161	AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	9,069,264	1.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Home Furnishings (continued)
3,307,500	Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	$3,313,702	0.4
1,116,805	Hunter Fan Company, First Lien Term Loan, 6.500%, 12/20/17	1,111,221	0.1
885,444	Monitronics International, Inc., Term Loan B, 4.250%, 03/23/18	881,386	0.1
2,468,750	Monitronics International, Inc., Term Loan B-1, 4.500%, 04/02/22	2,383,887	0.3
		18,690,737	2.2
	Industrial Equipment: 4.2%
2,256,452	Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	2,013,884	0.2
5,433,621	Apex Tool Group, Term Loan B, 4.500%, 01/31/20	5,357,214	0.6
923,888	CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	927,930	0.1
102,406	CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	102,854	0.0
282,383	CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	283,619	0.0
4,354,327	Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	4,297,176	0.5
662,953	Filtration Group Corporation, First Lien Term Loan, 4.250%, 11/30/20	663,036	0.1
6,085,461	Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	5,786,257	0.7
1,200,000	Global Brass and Copper, Inc., Term Loan B, 5.250%, 06/30/23	1,207,500	0.2
1,205,287	Kenan Advantage Group, Inc.,Term Loan B, 4.000%, 07/31/22	1,200,391	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
387,613	Kenan Advantage Group, Inc.,Term Loan Canada Borrower, 4.000%, 07/31/22	$386,038	0.1
978,013	MKS Instruments, Term Loan B, 4.339%, 04/29/23	989,015	0.1
6,685,867	Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.000%, 08/21/20	6,690,975	0.8
3,000,000	Sensus Metering Systems Inc., New Term Loan, 6.500%, 04/05/23	3,019,374	0.4
575,266	VAT Holding,Term Loan B, 4.250%, 02/11/21	577,423	0.1
1,881,849	WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	1,891,258	0.2
325,000	WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	322,562	0.0
		35,716,506	4.2
	Leisure Goods/Activities/Movies: 4.3%
7,350,000	24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	7,113,330	0.8
650,000	Cirque Du Soleil, Second Lien Term Loan, 9.250%, 07/10/23	595,969	0.1
5,749,027	Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	5,731,062	0.7
2,000,000	Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	1,986,250	0.2
2,227,799	Equinox Holdings, Inc., First Lien Term Loan, 5.000%, 01/31/20	2,241,028	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Leisure Goods/Activities/ Movies (continued)
8,273,152		Fitness International, LLC., Term Loan B, 5.500%, 07/01/20	$8,265,400	1.0
1,745,592		Life Time Fitness, Upsized Term Loan B, 4.250%, 06/10/22	1,746,501	0.2
2,035,714		NEP/NCP Holdco, Inc., Second Lien, 10.000%, 07/22/20	2,045,893	0.2
4,769,778		NEP/NCP Holdco, Inc., Term Loan B with Add-On, 4.500%, 01/22/20	4,751,891	0.6
1,775,000		UFC Holdings (fka Zuffa), First Lien Term Loan, 5.000%, 08/04/23	1,780,547	0.2
			36,257,871	4.3
		Lodging & Casinos: 6.1%
9,823,397		Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/01/21	9,738,120	1.2
1,067,411		American Casino and Entertainment Properties LLC, Term Loan, 4.750%, 07/07/22	1,078,085	0.1
5,480,868	(1)	Aristocrat Leisure Limited, Term Loan B, 3.589%, 10/20/21	5,505,702	0.6
1,044,700		Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	1,046,876	0.1
5,857,203		CityCenter Holdings, LLC, Term Loan, 4.250%, 10/16/20	5,898,081	0.7
841,500		Eldorado Resorts, Inc.,Term Loan B, 4.250%, 07/23/22	842,903	0.1
2,365,000	(1)	ESH Hospitality, Inc., Term Loan B, 3.839%, 08/25/23	2,374,855	0.3
1,926,943		Global Cash Access, Inc., Term Loan B, 6.250%, 12/18/20	1,842,639	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,406,813	Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	$1,416,484	0.2
3,282,563	Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	3,305,130	0.4
796,000	Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	786,050	0.1
3,434,311	La Quinta, First Lien Term Loan, 3.750%, 04/14/21	3,404,261	0.4
4,333,383	Scientific Games International, Inc., Term Loan B, 6.000%, 10/18/20	4,340,733	0.5
1,970,000	Scientific Games International, Inc., Term Loan B-2, 6.000%, 10/01/21	1,971,538	0.2
4,800,000	Station Casinos LLC, Term Loan, 3.839%, 06/01/23	4,808,654	0.6
3,477,574	Twin River Management Group, Inc., Term Loan B, 5.250%, 07/10/20	3,497,678	0.4
		51,857,789	6.1
	Mortgage REITs: 0.3%
3,000,000	International Market Centers, Second Lien Term Loan, 8.750%, 08/11/21	3,000,000	0.3
	Nonferrous Metals/Minerals: 0.8%
5,171,266	Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 4.500%, 09/05/19	4,481,228	0.5
1,980,000	Novelis Inc.,Term Loan B, 4.089%, 06/02/22	1,986,187	0.3
		6,467,415	0.8
	Oil & Gas: 2.1%
2,113,710	Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	1,912,908	0.2
2,416,471	Energy Transfer Equity, L.P., New Term Loan, 4.089%, 12/02/19	2,389,890	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Oil & Gas (continued)
5,158,935	(1)	FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	$1,863,665	0.2
6,593,550		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/18/20	3,890,195	0.5
3,989,560		MEG Energy Corp., Term Loan, 3.750%, 03/31/20	3,662,915	0.4
1,996,764	(1)	Seventy Seven Energy Inc., Term Loan, 3.839%, 06/25/21	1,737,184	0.2
1,994,911		Southcross Energy Partners, L.P., Term Loan, 5.250%, 08/04/21	1,627,099	0.2
367,101		Southcross Holdings L.P., Exit Term Loan, 0.839%, 04/13/23	312,953	0.1
			17,396,809	2.1
		Publishing: 2.2%
3,400,000		Cengage Learning Acquisition, Inc., Term Loan-B, 5.250%, 05/31/23	3,400,303	0.4
3,000,000		McGraw Hill Global Education, Term Loan B, 5.000%, 05/04/22	3,018,750	0.3
3,363,506		Merrill Communications, LLC,New First Lien Term Loan, 6.250%, 06/01/22	3,094,426	0.4
1,268,669		Nelson Canada, 10% Reinstated First Lien Term Loan, 0.839%, 10/01/20	570,901	0.1
3,691,114		Penton Media, Inc, First Lien, 4.750%, 10/03/19	3,695,728	0.4
1,087,509		Penton Media, Inc., Second Lien, 9.000%, 09/30/20	1,076,634	0.1
3,888,431		Tribune Company, Term Loan B, 3.839%, 12/31/20	3,912,703	0.5
			18,769,445	2.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Radio & Television: 3.3%
	5,122,611	Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	$3,596,073	0.4
	6,921,330	iHeartCommunications, Inc., Term Loan E, 8.339%, 07/30/19	5,355,379	0.6
	2,540,153	Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/09/20	2,545,711	0.3
	2,892,182	Media General, Inc., DDTerm Loan-B, 4.000%, 07/31/20	2,897,304	0.4
	1,582,292	Salem Communications Corporation, Term Loan B, 4.500%, 03/13/20	1,563,502	0.2
	4,532,084	Univision Communications, Inc., Term Loan-C3, 4.000%, 03/01/20	4,536,938	0.5
	7,182,077	Univision Communications, Inc., Term Loan-C4, 4.000%, 03/01/20	7,191,054	0.9
			27,685,961	3.3
		Retailers (Except Food & Drug): 11.3%
	1,417,375	Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 08/09/21	1,399,658	0.2
	6,501,689	Academy Ltd.,Term Loan, 5.000%, 07/01/22	6,368,944	0.8
EUR	3,729,551	Action Holding B.V., Term Loan B, 5.339%, 02/15/22	4,223,833	0.5
	5,621,647	Ascena Retail Group, Inc.,Term Loan B, 5.339%, 08/21/22	5,499,842	0.7
	4,969,824	Bass Pro Group, LLC, Term Loan B, 4.089%, 06/05/20	4,969,824	0.6
	4,477,500	Belk, First Lien Term Loan, 5.750%, 12/12/22	3,933,005	0.5
	8,388,219	BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	8,390,845	1.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Retailers (Except Food & Drug) (continued)
3,980,947	BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	$3,999,191	0.5
5,635,875	FullBeauty Brands (F.K.A. OneStopPlus), First Lien Term Loan, 5.750%, 10/14/22	5,314,455	0.6
5,579,935	Harbor Freight Tools USA, Inc., Term Loan-B, 4.089%, 08/15/23	5,600,162	0.7
1,152,074	Hudson's Bay Company,Term Loan-B, 4.750%, 09/30/22	1,157,258	0.1
2,560,738	J. Crew, Term Loan B, 4.000%, 03/05/21	2,018,714	0.2
1,994,898	Lands' End, Inc., Term Loan B, 4.250%, 04/04/21	1,610,880	0.2
2,795,000	Leslies Poolmart, Inc., Term Loan — B, 5.250%, 08/16/23	2,816,544	0.3
4,945,766	Men's Wearhouse, Term Loan, 4.500%, 06/18/21	4,840,668	0.6
6,681,600	Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/25/20	6,284,419	0.7
4,538,920	Party City Holdings Inc,Term Loan-B, 4.250%, 08/19/22	4,551,888	0.5
5,771,000	Petco Animal Supplies, Inc., Term Loan-B1, 5.000%, 01/26/23	5,818,403	0.7
12,847,475	PetSmart, Inc., Term Loan-B, 4.250%, 03/11/22	12,886,955	1.5
987,310	rue21 inc., Term Loan B, 5.625%, 10/09/20	535,616	0.1
3,183,062	Savers, Term Loan B, 5.000%, 07/09/19	2,790,485	0.3
		95,011,589	11.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Surface Transport: 1.4%
	2,170,019	Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	$2,110,343	0.3
	4,525,850	Navistar Inc.,Term Loan B, 6.500%, 08/07/20	4,288,243	0.5
	1,650,077	OSG Bulk Ships, Inc., First Lien Term Loan, 5.250%, 08/05/19	1,641,826	0.2
	1,194,000	Quality Distribution, First Lien Term Loan, 5.750%, 08/18/22	1,075,595	0.1
	688,475	V.Group, Term Loan B, 4.750%, 06/30/21	689,335	0.1
	2,089,500	XPO Logistics, Term Loan B, 4.250%, 10/31/21	2,099,948	0.2
			11,905,290	1.4
		Telecommunications: 10.0%
EUR	1,860,961	Altice International S.A., 2023 EUR Term Loan B, 4.000%, 07/01/23	2,095,270	0.2
	3,358,756	Aricent Group, 2015 Upsized First Lien Term Loan, 5.500%, 04/14/21	2,952,558	0.3
	4,950,964	Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	4,960,866	0.6
	1,750,000	Asurion, LLC, Second Lien Term Loan, 8.500%, 03/03/21	1,749,125	0.2
	6,696,847	Asurion, LLC, Incremental Tranche B-4 Term Loan, 5.000%, 08/04/22	6,705,218	0.8
	3,364,262	Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	2,737,668	0.3
	7,631,181	Avaya Inc., Term B-7 Loan, 6.250%, 05/29/20	5,904,626	0.7
	1,885,750	CommScope, Inc., Tranche 5 Term Loan, 3.839%, 12/29/22	1,896,357	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Telecommunications (continued)
9,999,000	Communications Sales & Leasing, Inc., Term Loan B, 5.000%, 10/24/22	$10,021,498	1.2
3,870,750	Consolidated Communications, Inc., Term Loan B, 4.250%, 12/23/20	3,888,288	0.5
561,404	Encompass Digital Media, Inc., First Lien, 5.500%, 06/05/21	550,994	0.1
2,047,514	Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	1,975,851	0.2
1,700,000	Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	1,496,000	0.2
3,117,447	Hawaiian Telcom Communications, Inc., Term Loan B, 5.250%, 06/06/19	3,129,415	0.4
5,500,000	Level 3 Financing, Inc, Tranche B-II 2022 Term Loan, 3.589%, 05/31/22	5,537,813	0.7
2,300,000	Level 3 Financing, Inc., Term Loan B-4, 4.000%, 01/15/20	2,316,171	0.3
4,709,029	Lightower Fiber Networks, First Lien Term Loan, 4.089%, 04/13/20	4,711,972	0.6
4,937,003	Syniverse Holdings, Inc., Initial Term Loan, 4.000%, 04/23/19	4,406,275	0.5
2,885,500	T-Mobile USA, Inc., Term Loan B, 3.589%, 11/09/22	2,909,170	0.3
5,831,006	U.S. Telepacific Corp, Term Loan B, 6.000%, 11/25/20	5,649,697	0.7
3,491,250	Windstream Corporation, Term Loan B-6, 5.839%, 03/29/21	3,521,798	0.4
2,866,574	XO Communications, First Lien Term Loan, 4.250%, 03/19/21	2,868,366	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,737,695		Zayo Group, LLC, Term Loan B, 3.750%, 05/06/21	$2,744,539	0.3
			84,729,535	10.0
		Utilities: 3.6%
1,985,000	(1)	Aclara Technologies LLC, Term Loan, 6.750%, 08/15/23	1,980,037	0.2
2,987,494		Calpine Corp, Term Loan B-6, 4.000%, 01/15/23	2,998,963	0.4
5,425,000		Dynegy Inc., Term Loan C, 5.000%, 06/30/23	5,436,870	0.7
2,393,673		TPF II Power, LLC, Term Loan, 5.000%, 09/30/21	2,414,617	0.3
1,030,000		Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 12/19/16	1,033,433	0.1
2,200,000		Linden Power Complex, Term Loan, 5.250%, 06/15/23	2,214,667	0.3
2,425,500		Longview Power, LLC, Term Loan, 7.000%, 04/13/21	2,134,440	0.3
1,959,596		TPF Generation Holdings, LLC, Term Loan, 4.750%, 12/31/17	1,898,359	0.2
1,592,000		RISEC, Term Loan, 5.750%, 12/19/22	1,556,180	0.2
2,002,875		Southeast PowerGen, LLC, Term Loan B, 4.500%, 12/02/21	1,947,796	0.2
5,292,857		Texas Competitive Electric Holdings Company LLC, Term Loan B, 5.000%, 10/31/17	5,311,382	0.6
1,207,143		Texas Competitive Electric Holdings Company LLC, Term Loan C, 5.000%, 10/31/17	1,211,368	0.1
			30,138,112	3.6
		Total Senior Loans ( Cost $1,252,312,925 )	1,229,943,478	145.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Shares		Borrower/ Tranche Description	Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.7%
154	@	AR Broadcasting (Warrants)	$—	0.0
888,534	@,R	Ascend Media (Residual Interest)	—	0.0
3,160	@	Caribe Media Inc.	—	0.0
178,416	@	Cengage Learning	4,460,400	0.5
60,946	@	Everyware Global, Inc.	434,240	0.1
8	@	Faith Media Holdings, Inc. (Residual Interest)	—	0.0
535,170	@	Fontainebleau Las Vegas, LLC (Delayed Draw Term Loan-Residual Interest)	—	0.0
1,070,339	@	Fontainebleau Las Vegas, LLC (Term Loan B- Residual Interest)	—	0.0
291	@,R	Lincoln Paper & Tissue, LLC	—	0.0
5,933,579	@,R	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	—	0.0
205,396	@	Longview Power, LLC	894,294	0.1
75,853	@	Millennium Health LLC	57,497	0.0
209,262		Nelson Education Ltd.	41,852	0.0
106,702	@	Northeast Biofuels (Residual Interest)	—	0.0
407	@	Southcross Holdings G.P.	—	0.0
407	@	Southcross Holdings L.P.- Class A	133,293	0.0
		Total Equities and Other Assets ( Cost $9,767,095 )	6,021,576	0.7
		Total Investments ( Cost $1,262,080,020 )	$1,235,965,054	146.5
		Liabilities in Excess of Other Assets	(392,147,810)	(46.5)
		Net Assets	$843,817,244	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest

(unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

R  Restricted Security

(1)  Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

EUR  EU Euro

GBP  British Pound

  Cost for federal income tax purposes is $1,262,113,200.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$7,020,665
Gross Unrealized Depreciation	(33,168,811)
Net Unrealized Depreciation	$(26,148,146)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Equities and Other Assets	$—	$6,021,576	$—	$6,021,576
Senior Loans	—	1,229,943,478	—	1,229,943,478
Total Investments, at fair value	$—	$1,235,965,054	$—	$1,235,965,054
Other Financial Instruments+
Forward Foreign Currency Contracts	—	390,597	—	390,597
Total Assets	$—	$1,236,355,651	$—	$1,236,355,651
Liabilities Table
Other Financial Instruments+
Unfunded commitments	$—	$(590)	$—	$(590)
Total Liabilities	$—	$(590)	$—	$(590)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At August 31, 2016, the following forward foreign currency contracts were outstanding for the Voya Prime Rate Trust:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	EU Euro	18,411,000	Sell	09/23/16	$20,934,596	$20,554,836	$379,760
State Street Bank	British Pound	2,733,500	Sell	09/23/16	3,602,116	3,591,279	10,837
							$390,597

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$390,597
Total Asset Derivatives		$390,597

The effect of derivative instruments on the Trust's Statement of Operations for the period ended August 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$430
Total	$430
Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$(218,560)
Total	$(218,560)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2016:

State Street Bank
Assets:
Forward foreign currency contracts	$390,597
Total Assets	$390,597
Net OTC derivative instruments by counterparty, at fair value	$390,597
Total collateral pledged by the Trust/(Received from counterparty)	$—
Net Exposure(1)	$390,597

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (Unaudited)

Proposal:

1  To elect twelve nominees to the Board of Trustees of Voya Prime Rate Trust.

An annual shareholder meeting of Voya Prime Rate Trust was held July 7, 2016, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Voya Prime Rate Trust
Colleen D. Baldwin	1	*	122,646,395.844	3,173,451.064	0.000	0.000	125,819,846.908
John V. Boyer	1	*	122,652,839.143	3,167,047.765	0.000	0.000	125,819,886.908
Patricia W. Chadwick	1	*	122,670,625.741	3,149,261.167	0.000	0.000	125,819,886.908
Peter S. Drotch	1	*	122,600,117.385	3,219,769.523	0.000	0.000	125,819,886.908
Martin J. Gavin	1	*	122,741,410.468	3,078,476.440	0.000	0.000	125,819,886.908
Russell H. Jones	1	*	122,711,557.088	3,108,329.820	0.000	0.000	125,819,886.908
Patrick W. Kenny	1	*	122,604,412.385	3,215,474.523	0.000	0.000	125,819,886.908
Joseph E. Obermeyer	1	*	122,841,130.663	2,978,756.245	0.000	0.000	125,819,886.908
Sheryl K. Pressler	1	*	122,680,853.866	3,139,033.042	0.000	0.000	125,819,886.908
Christopher P. Sullivan	1	*	122,650,808.085	3,169,078.823	0.000	0.000	125,819,886.908
Roger B. Vincent	1	*	122,601,271.871	3,218,615.037	0.000	0.000	125,819,886.908
Shaun P. Mathews	1	*	122,630,759.281	3,189,127.627	0.000	0.000	125,819,886.908

*  Proposal Passed

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER REINVESTMENT PROGRAM

The following is a summary of the Program. Shareholders are advised to review a fuller explanation of the Program contained in the Trust's statement of additional information.

Common Shares are offered by the Trust through the Program. The Program allows participating shareholders to reinvest all dividends ("Dividends") in additional Common Shares of the Trust and also allows participants to purchase additional Common Shares through optional cash investments in amounts ranging from a minimum of $100 to a maximum of $100,000 per month.

The Trust and the Distributor reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted.

Common Shares will be issued by the Trust under the Program when the Trust's Common Shares are trading at a premium to NAV. If the Trust's Common Shares are trading at a discount to NAV, Common Shares issued under the Program will be purchased on the open market. Common Shares issued under the Program directly from the Trust will be acquired at the greater of: (i) NAV at the close of business on the day preceding the relevant investment date; or (ii) the average of the daily market price of the Common Shares during the pricing period minus a discount of 5% for reinvested Dividends and 0% to 5% for optional cash investments. Common Shares issued under the Program, when shares are trading at a discount to NAV, will be purchased in the market by the transfer agent at market price. Shares issued by the Trust under the Program will be issued without a fee or a commission.

Shareholders may elect to participate in the Program by telephoning the Trust or submitting a completed participation form to the transfer agent, the Program administrator. The transfer agent will credit to each participant's account funds it receives from: (i) Dividends paid on Trust shares registered in the participant's name; and (ii) optional cash investments. The Transfer Agent will apply all Dividends and optional cash investments received to purchase Common Shares as soon as practicable beginning on the relevant investment date (as described below) and not later than six business days after the relevant investment date, except when necessary to comply with applicable provisions of the federal securities laws. For more information on the Trust's distribution policy, please see the Trust's prospectus.

In order for participants to purchase shares through the Program in any month, the Program administrator must receive from the participant any optional cash investment by the relevant investment date. The relevant investment date will be set in advance by the Trust, upon which optional cash investments are first applied by the Transfer Agent to the purchase of Common Shares. Participants may obtain a schedule of relevant dates, including investments dates, the dates by which optional cash investment payments must be received and the dates in which shares will be paid, by calling Voya's Shareholder Services Department at 1-800-336-3436.

Participants will pay a pro rata share of brokerage commissions with respect to the Transfer Agent's open market purchases in connection with the reinvestment of Dividends or purchases made with optional cash investments.

The Program is intended for the benefit of investors in the Trust. The Trust reserves the right to exclude from participation, at any time: (i) persons or entities who attempt to circumvent the Program's standard $100,000 maximum by accumulating accounts over which they have control; or (ii) any other persons or entities as determined in the sole discretion of the Trust.

Currently, persons who are not shareholders of the Trust may not participate in the Program. The Board may elect to change this policy at a future date and permit non-shareholders to participate in the Program. Shareholders may request to receive their Dividends in cash at any time by giving the Transfer Agent written notice or by contacting the Trust's Shareholder Services Department at 1-800-336-3436. Shareholders may elect to close their account at any time by giving the Transfer Agent written notice. When a participant closes their account, the participant, upon request, will receive a certificate for full

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

Common Shares in the account. Fractional Common Shares will be held and aggregated with other fractional Common Shares being liquidated by the Transfer Agent as agent of the Program and paid for by check when actually sold.

The automatic reinvestment of Dividends does not affect the tax characterization of the Dividends (i.e., capital gain distributions and income distributions are realized and subject to tax even though cash is not received). A shareholder whose Dividends are reinvested in shares under the Program will be treated as having received a dividend equal to either (i) if shares are issued under the Program directly by the Trust, generally the fair market value of the shares issued to the shareholder or (ii) if reinvestment is made through open market purchases, the amount of cash allocated to the shareholder for the purchase of shares on its behalf in the open market. If a shareholder purchases additional shares for cash at a discount, the shareholder's basis in the shares will be the price he or she paid.

Additional information about the Program may be obtained by contacting the Trust's Shareholder Services Department at 1-800-336-3436.

KEY FINANCIAL DATES — CALENDAR 2016 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 29, 2016	February 8, 2016	February 23, 2016
February 29, 2016	March 8, 2016	March 22, 2016
March 31, 2016	April 7, 2016	April 22, 2016
April 29, 2016	May 6, 2016	May 23, 2016
May 31, 2016	June 8, 2016	June 22, 2016
June 30, 2016	July 7, 2016	July 22, 2016
July 29, 2016	August 8, 2016	August 22, 2016
August 31, 2016	September 8, 2016	September 22, 2016
September 30, 2016	October 6, 2016	October 24, 2016
October 31, 2016	November 8, 2016	November 22, 2016
November 30, 2016	December 8, 2016	December 22, 2016
December 21, 2016	December 28, 2016	January 12, 2017

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

The Trust was granted exemptive relief by the SEC (the "Order"), which under the 1940 Act, would permit the Trust, subject to Board approval, to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year) ("Managed Distribution Policy"). The Trust may in the future adopt a Managed Distribution Policy.

STOCK DATA

The Trust's Common Shares are traded on the New York Stock Exchange (Symbol: PPR). The Trust's CUSIP number is 92913A100. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

NUMBER OF SHAREHOLDERS

The number of record holders of Common Stock as of August 31, 2016 was 2,627 which does not include approximately 38,641 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-336-3436; (2) on the Trust's website at www.voyainvestments.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 336-3436.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust's CEO submitted the Annual CEO Certification on July 22, 2016 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

Voya Investment Management Co. LLC
230 Park Avenue
New York, NY 10169

Institutional Investors and Analysts

Call Voya Prime Rate Trust
1-800-336-3436, Extension 2217

Written Requests

Please mail all account inquiries and other comments to:
Voya Prime Rate Trust
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-334-3444

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

163324

(0816-102116)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 4, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 4, 2016